UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2007

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, Place, and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	February 13, 2008

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  260164

Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT
Accenture Corp.		COM	G1150G111	72	2,000	SH	NA	SOLE	NA	SOLE
Adobe Systems		COM	00724F101	10,233	239,470	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	71	3,700	SH	NA	SOLE	NA	SOLE
American Express	COM	025816109	6,373	122,520	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	31162100	6,562	141,300	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	7,071	142,100	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	9,994	119,570	SH	NA	SOLE	NA	SOLE
Berkshire Hathaway 'B'	COM	084670207	11,267	2,379	SH	NA	SOLE	NA	SOLE
Broadcom Corp Com	COM	111320107	72	2,750	SH	NA	SOLE	NA	SOLE
Cadence Design Systems	COM	127387108	77	4,500	SH	NA	SOLE	NA	SOLE
Chubb Corp.		COM	171232101	8,593	157,430	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	17275R102	7,791	287,800	SH	NA	SOLE	NA	SOLE
Colgate Palmolive	COM	194162103	10,287	131,950	SH	NA	SOLE	NA	SOLE
Dell Inc.		COM	24702R101	5,012	204,480	SH	NA	SOLE	NA	SOLE
EBAY, Inc.		COM	278642103	90	2,700	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	268648102	7,310	394,500	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	83	1,500	SH	NA	SOLE	NA	SOLE
Garmin Int'l		COM	G37260109	146	1,500	SH	NA	SOLE	NA	SOLE
Genentech Inc.		COM	368710406	60	900	SH	NA	SOLE	NA	SOLE
General Electric Co.	COM	369604103	8,782	236,900	SH	NA	SOLE	NA	SOLE
Gilead Sciences Inc.	COM	375558103	106	2,300	SH	NA	SOLE	NA	SOLE
Goldman Sachs		COM	38141G104	3,933	18,290	SH	NA	SOLE	NA	SOLE
Hewlett-Packard Co.	COM	428236103	111	2,200	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	8,305	76,830	SH	NA	SOLE	NA	SOLE
Intel Corp.		COM	458140100	8,547	320,600	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	8,872	280,660	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	10,042	150,560	SH	NA	SOLE	NA	SOLE
Kimberly-Clark Corp.	COM	494368103	7,804	112,550	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	7,068	216,600	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	6,433	147,520	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	86	2,700	SH	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101	12,993	220,560	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	8,332	165,750	SH	NA	SOLE	NA	SOLE
Merck & Co.		COM	589331107	7,952	136,850	SH	NA	SOLE	NA	SOLE
Metlife, Inc.		COM	59156R108	7,312	118,660	SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104	6,273	199,650	SH	NA	SOLE	NA	SOLE
Microsoft Corp.		COM	594918104	11,456	321,810	SH	NA	SOLE	NA	SOLE
Network Appliance Inc.	COM	64120L104	52	2,100	SH	NA	SOLE	NA	SOLE
Oracle			COM	68389X105	111	4,900	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	12,292	161,950	SH	NA	SOLE	NA	SOLE
Procter & Gamble	COM	742718109	9,252	126,010	SH	NA	SOLE	NA	SOLE
Qualcomm Inc. 		COM	747525103	79	2,000	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	100	3,000	SH	NA	SOLE	NA	SOLE
US Bancorp		COM	902973304	5,161	162,600	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	7,798	110,260	SH	NA	SOLE	NA	SOLE
Wrigley (Wm.) Jr.	COM	982526105	9,749	166,509	SH	NA	SOLE	NA	SOLE
